Note 11 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Agreement Date	Counterparty	Effective (start) date:	Termination Date:	Notional amount on effective date	Interest rate payable
June 3, 2016	ABN Amro Bank	April 13, 2018	Ju1y 13, 2021	$16,575	1.4425%
December 19, 2016	ABN Amro Bank	December 21, 2016	January 13, 2022	$20,700	2.0800%
December 19, 2016	ABN Amro Bank	December 21, 2016	August 10, 2022	$19,450	2.1250%
March 29, 2017	NORD/LB Bank	May 17, 2017	May 17, 2023	$21,139	2.1900%
March 29, 2018	Alpha Bank	March 29, 2018	February 25, 2025	$21,900	2.9700%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrants Outstanding December 31, 2017	Warrant Shares Outstanding December 31, 2017	Term (in years)	Warrant Exercise Price	Fair Value – Liability December 31, 2017
1,976,389	2,134,501	5	$2.30	3,332
Warrants Outstanding June 30, 2018	Warrant Shares Outstanding June 30, 2018	Term (in years)	Warrant Exercise Price*	Fair Value – Liability June 30, 2018
1,976,389	8,794,933	5	$0.56	4,445

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		Fair Value Measurement at Reporting Date
As of December 31, 2017	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Non-current asset	394	-	394	-
Non-current liability	3,335	-	3	3,332
As of June 30, 2018
Non-current asset	1,760	-	1,760	-
Non-current liability	4,491	-	46	4,445

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Closing balance – December 31, 2017	3,332
Change in fair value of warrants, included in the consolidated statements of comprehensive loss	1,113
Closing balance – June 30, 2018	4,445

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2017	Fair Value at June 30, 2018	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Value December 31, 2017	Value June 30, 2018
Warrants	3,332	4,445	Non-Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	233%	246%

Derivative Instruments, Gain (Loss) [Table Text Block]
	Amount of gain recognized in Statement of comprehensive loss located in gain on Derivate Financial Instruments
	June 30, 2017	June 30, 2018
Interest rate swaps- change in fair value	(388)	1,324
Interest rate swaps– realized loss	(234)	(81)
Warrants- change in fair value	1,679	(1,113)
Total	1,057	130